GROUP STRUCTURE (Details 7) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Number	Dec. 31, 2024 USD ($) Number	Dec. 31, 2023 USD ($) Number
Group Structure
At the beginning of the year	$ 18	$ 32	$ 37
Increases	32	6	2
Derecognition of unproductive wells		(20)	(7)
At the end of the year	$ 50	$ 18	$ 32
Number of wells at the end of the year | Number	6	4	4